Subsequent Events (Details) (USD $)	0 Months Ended	1 Months Ended		2 Months Ended	3 Months Ended			7 Months Ended		9 Months Ended				12 Months Ended			24 Months Ended	28 Months Ended	0 Months Ended					4 Months Ended	9 Months Ended	1 Months Ended				4 Months Ended				3 Months Ended		1 Months Ended
	Nov. 07, 2011	Jul. 09, 2012	Dec. 31, 2010	Nov. 02, 2011	Sep. 30, 2013 property	Mar. 31, 2013	Sep. 30, 2012 property	Jan. 29, 2013	Jun. 18, 2012	Sep. 30, 2013 property		Sep. 30, 2012 property	Sep. 07, 2011	Dec. 31, 2012 property		Dec. 31, 2011 property	Dec. 31, 2012 property	Mar. 31, 2013	Mar. 04, 2013 Affiliated Entity [Member]	Sep. 30, 2013 2013 Acquisitons [Member] sqft property		Dec. 31, 2012 2013 Acquisitons [Member] property sqft		Apr. 30, 2013 At the Market Offering [Member]	Sep. 30, 2013 At the Market Offering [Member]	Jan. 24, 2013 Public Equity Offering [Member]	Jan. 29, 2013 Public Equity Offering [Member]	Nov. 06, 2013 Property Acquisition [Member] sqft property		May 07, 2013 Property Acquisition [Member] property sqft		Dec. 31, 2012 Property Acquisition [Member] sqft		Sep. 30, 2013 Underwriter's Option to Purchase Addtional Notes, Proceeds [Member]	Oct. 22, 2013 Barclays Bank PLC [Member] Secured Debt [Member]	Oct. 22, 2013 Base Rate [Member] Barclays Bank PLC [Member] Secured Debt [Member]	Oct. 22, 2013 Eurodollar [Member] Barclays Bank PLC [Member] Secured Debt [Member]
Subsequent Event [Line Items]
Long-term Debt					$ 269,891,000					$ 269,891,000																									$ 2,175,000,000
Proceeds from issuance of convertible debt					300,000,000					310,000,000		0																						10,000,000
Number of Real Estate Properties														654		131	654			1,219	[1]	653						1,328		721	[2]	653	[2]
Number of Properties Acquired					38		207			528	[3]	377		524	[4]	129	653											109		68
Square feet of property																				20,399,857	[1]	15,421,465	[1]					34,024,450	[1]	16,955,023	[2]	15,421,465	[2]
Square feet of acquired property																												13,624,593		1,533,558
Real Estate Investment, Aggregate Purchase Price																				3,033,684,000	[1],[5]	1,798,436,000	[1],[5]					5,160,125,000	[1],[5]	2,112,123,000	[2],[5]	1,798,436,000	[2],[5]
Real Estate Investment Property, at Cost, Acquisitions																												2,126,441,000	[5]	313,687,000	[5]
Debt Instrument, Basis Spread on Variable Rate																																				2.00%	3.00%
Shares issued (in shares)																			100,000					553,000		1,800,000	2,070,000
Shares issued price per share																								$ 16.02		$ 13.47
Issuance of treasury stock upon exercise of employee stock options, shares																											270,000
Proceeds from issuances of common stock	800,000	46,000,000	0	15,800,000		800,000		26,700,000	30,300,000	490,577,000		1,653,988,000	67,400,000	1,658,776,000		122,993,000		146,400,000						8,900,000	8,900,000		26,500,000
Remaining Equity Offering, At the Market Offering																								51,100,000
Proceeds from sale of investment securities										$ 44,188,000		$ 0

[1]	Total portfolio excludes one vacant property contributed in September 2011, which was classified as held for sale at September 30, 2013.
[2]	Total portfolio excludes one vacant property contributed in September 2011 which was classified as held for sale at December 31, 2012.
[3]	Excludes 38 properties comprised of $57.4 million of net investments subject to direct financing leases.
[4]	Buildings, fixtures and improvements have been provisionally allocated for two properties with an aggregate purchase price of $183.9 million pending receipt of the cost segregation analyses on such assets being prepared by a third party specialist.
[5]	Contract purchase price, excluding acquisition and transaction related costs.